Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,858,306,660.00
Previously Paid Amount	241,150.31
Total Fee Amount	256,632.15
Total Offset Amount	0.00
Net Fee	$ 15,481.84
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A